PROPERTY, PLANT AND EQUIPMENT - Turnaround costs included in machinery and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Turnaround costs included in machinery and equipment [abstract]
Depreciation	$ (420)		$ (385)
Machinery, Temporarily Idle [Member]
Turnaround costs included in machinery and equipment [abstract]
Balance, beginning of year	147
Balance, end of year	190		147
Cost [member]
Turnaround costs included in machinery and equipment [abstract]
Additions	893		749
Other adjustments	(753)	[1]	(51)
Cost [member] | Machinery, Temporarily Idle [Member]
Turnaround costs included in machinery and equipment [abstract]
Balance, beginning of year	316		273
Additions	111		44
Retirements	(86)		(1)
Other adjustments	(36)		0
Balance, end of year	305		316
Accumulated depreciation [member]
Turnaround costs included in machinery and equipment [abstract]
Depreciation	(458)		(431)
Other adjustments	422	[1]	0
Accumulated depreciation [member] | Machinery, Temporarily Idle [Member]
Turnaround costs included in machinery and equipment [abstract]
Balance, beginning of year	(169)		(102)
Depreciation	(57)		(68)
Retirements	85		1
Other adjustments	26		0
Balance, end of year	$ (115)		$ (169)

[1]	Other adjustments include assets classified as held for sale with a net book value of $ 291 -million